CONSOLIDATED STATEMENTS OF FINANCIAL POSITION (Parenthetical) (USD $)	Oct. 31, 2011		Oct. 31, 2010
Shareholders' equity
Common shares at par value (in dollars per share)	$ 0	[1]	$ 0	[1]
Common stock, authorized (in shares)	0	[2]	0	[2]
Common stock, issued (in shares)	62,378,521		67,238,253
Common stock, outstanding (in shares)	62,378,521		67,238,253

[1]	Unlimited
[2]	at par